COMMITMENT AND CONTINGENCIES - Narrative (Q1) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) aircraft	Mar. 31, 2023 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	May 05, 2023 USD ($) aircraft	Oct. 05, 2022 USD ($) aircraft
Long-Term Purchase Commitment [Line Items]
Total deposits, non-current	$ 21,656		$ 15,691	$ 12,123
Operating lease expense	117	$ 117	469	168
Variable lease cost	2,900	2,200	12,900	8,200
Aircraft
Long-Term Purchase Commitment [Line Items]
Short-term lease cost	15	180	617	597
Airport Facilities
Long-Term Purchase Commitment [Line Items]
Short-term lease cost	18	$ 19	71	52
Line of Credit | SAC Leasing G280 LLC Credit Facility
Long-Term Purchase Commitment [Line Items]
Line of credit facility, maximum borrowing capacity	40,500					$ 40,500
Line of credit facility, remaining borrowing capacity	6,000		$ 12,000
HondaJet HA-420
Long-Term Purchase Commitment [Line Items]
Purchase obligation, number of aircrafts | aircraft					23
Purchase obligation					$ 161,100
Required deposits per aircraft					$ 150
Number of assets disposed of | aircraft			1
Number of assets received | aircraft		1	3
Number of assets to be delivered | aircraft			22
Total deposits, non-current	1,500		$ 1,300
Required funding in the next twelve months	1,400		1,500
Deposits assets	$ 1,500		$ 1,300	$ 800
Gulfstream G-280
Long-Term Purchase Commitment [Line Items]
Purchase obligation, number of aircrafts | aircraft	4		4	4		4
Purchase obligation	$ 34,000		$ 40,000	$ 79,000
Required funding in the next twelve months	18,500		24,500
Deposits assets	45,000		39,000	12,000
Liquidated damages per aircraft	3,000			3,000
Prepayments made in the period	6,000	$ 4,500	27,000	12,000
Prepayments funded through the SAC Leasing G280 credit facility	6,000	3,000	24,000	4,500
Purchase obligation prepayments paid by the Company	$ 0	$ 1,500	$ 3,000	$ 7,500
Minimum | Airport Facilities
Long-Term Purchase Commitment [Line Items]
Operating lease, remaining contractual term	1 year		1 year
Maximum | Airport Facilities
Long-Term Purchase Commitment [Line Items]
Operating lease, remaining contractual term	11 months		11 months
Aircraft Leases, Fixed
Long-Term Purchase Commitment [Line Items]
Operating lease, term				5 years
Operating lease discount rate				12.00%
Operating lease, remaining contractual term	3 years		3 years 3 months 29 days	4 years 3 months 29 days
Aircraft Leases, Variable | Minimum
Long-Term Purchase Commitment [Line Items]
Operating lease, remaining contractual term	1 year		1 year
Operating lease, renewal term	3 months		3 months
Aircraft Leases, Variable | Maximum
Long-Term Purchase Commitment [Line Items]
Operating lease, remaining contractual term	5 years		5 years
Operating lease, renewal term	12 months		12 months